Shareholder Report, Holdings (Details) - VIP Investment Grade Central Fund	Dec. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	66.00%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%